Redeemable Convertible Preferred Stock	6 Months Ended
Jun. 30, 2012
Redeemable Convertible Preferred Stock

(6) Redeemable Convertible Preferred Stock

As of June 30, 2012, the Company was authorized to issue 10,000,000 shares of preferred stock and no preferred stock was issued and outstanding.

Prior to the Company’s initial public offering, the Company had outstanding 23,467,219 shares of preferred stock, of which 4,912,646 shares were designated redeemable convertible preferred stock. Its redeemable convertible preferred stock was divided into four separate series, designated as Series C, Series E, Series F and Series G preferred stock as summarized below. Upon the closing of the Company’s initial public offering, the 4,912,646 shares of redeemable convertible preferred stock converted, on a two-for-one basis, into 9,825,292 shares of common stock.

	As of December 31,						As of June 30,
	2009		2010		2011		2012
	Shares	Amounts	Shares	Amounts	Shares	Amounts	Shares	Amounts
	(in thousands, except share amounts)						(unaudited)
Series C	—	—	—	—	—	—	—	—
Series E	1,947,419	19,980	1,947,419	19,980	1,947,419	19,980	—	—
Series F	1,017,175	13,058	1,017,175	13,058	1,017,175	13,058	—	—
Series G	—	—	—	—	1,948,052	29,962	—	—

Total redeemable convertible preferred stock	2,964,594	$33,038	2,964,594	$33,038	4,912,646	$63,000	—	$—

Series C preferred stock entitled holders to receive cumulative annual dividends at $0.0716 per share, payable in shares of common stock at $0.90 per share. Dividends for Series C preferred stock were accrued whether or not declared by the board of directors, due to the fact that they were mandatorily redeemable. Dividends for Series C preferred stock ceased to accrue on July 14, 2007. In May 2009, the Company paid cumulative dividends for the Series C preferred stock. The Series C preferred stockholders received their cumulative dividends in common stock at a price of $0.90 per share, or 1,407,820 shares. All shares of the Series C preferred stock were redeemed in 2009.

Each share of Series E, Series F and Series G preferred stock was convertible at any time, at the option of the holder, into shares of common stock determined by dividing the original issuance price by the conversion price. Upon the effectiveness of the two-for-one forward stock split of the Company’s outstanding common stock described in note 1(d), pursuant to the provisions of the Company’s certificate of incorporation then in effect, the conversion price of each series of preferred stock was appropriately decreased so that two shares of common stock were issuable upon conversion of each share of preferred stock of such series. Each share of Series E and Series F preferred stock would have automatically converted to common stock upon the earlier of (a) the Company’s initial public offering with at least $75 million aggregate proceeds to the Company (net of underwriting discounts and commissions) and a per share price of not less than $10.27 or (b) such date as holders of at least a majority of the shares of the then-outstanding Series E and Series F preferred stock, voting together as a single class and on an as converted to common stock basis, requested such conversion. Each share of Series G preferred stock would have automatically converted to common stock upon the earlier of (a) the Company’s initial public offering with at least $75 million aggregate proceeds to the Company (net of underwriting discounts and commissions) and a per share price of not less than $10.27 or (b) such date as holders of at least a majority of the shares of the then-outstanding Series G preferred stock requested such conversion. In the event that the initial public offering price of the common stock issued in the Company’s initial public offering were less than $7.70 per share, the conversion price of the Series G preferred stock would have been adjusted to equal to the initial public offering price. In such event, more than two shares of common stock would have been issued in exchange for each share of Series G preferred stock upon conversion. In the event that the initial public offering price of the common stock issued in the Company’s initial public offering were equal to or greater than $7.70 per share, each share of Series G preferred stock would have converted into two shares of common stock.

After May 1, 2016, the holders of a majority of the shares of Series G preferred stock then outstanding would have been able to demand that the Company redeem all or any portion of each holder’s Series G preferred stock for cash equal to $15.40 per share plus any declared and unpaid dividends thereon. If the requisite holders of the Series G preferred stock demanded a redemption and more than six months had passed and not all Series G preferred stock had been redeemed, such holders of Series G preferred stock would have been entitled to remove directors and/or appoint more directors in order to give them control of the board. Once fully redeemed, those directors would have resigned and the composition of the board would have been determined in accordance with the stockholders’ agreement. In the event of a liquidation event, excluding an initial public offering, holders of the Series E preferred stock would have received the original issuance price ($10.27 per share) plus any declared and unpaid dividends, prior to any distribution to holders of Series D preferred stock, Series B preferred stock, Series A preferred stock or common stock. In the event of a liquidation event, excluding an initial public offering, holders of the Series F preferred stock would have received the original issuance price ($12.8375 per share) plus any declared and unpaid dividends, prior to any distribution to holders of Series D preferred stock, Series B preferred stock, Series A preferred stock or common stock. In the event of a liquidation event, excluding an initial public offering, holders of the Series G preferred stock would have received the greater of (a) the original issuance price ($15.40 per share) plus any declared and unpaid dividends or (b) the amount such holders would have received if all shares of Series G preferred stock had been converted into common stock immediately prior to such liquidation event, prior to any distribution to holders of any other series of preferred stock or common stock.

At any time after all shares of Series G preferred stock had been redeemed in full, the holders of each of a majority of the shares of Series E preferred stock then outstanding, voting as a single class, and a majority of the shares of Series F preferred stock then-outstanding, voting as a single class, would have been entitled to collectively demand that the Company redeem all or any portion of each holder’s Series E and Series F preferred stock for cash equal to $10.27 per share plus any declared and unpaid dividends thereon, in the case of the Series E preferred stock, and $12.8375 per share plus any declared and unpaid dividends thereon, in the case of the Series F preferred stock. If the requisite holders of the Series E preferred stock and Series F preferred stock had demanded a redemption and more than 6 months had passed and not all Series E and Series F preferred stock had been redeemed, such holders of Series E and Series F preferred stock would have been entitled to remove directors and/or appoint more directors in order to give them control of the board. Once fully redeemed, those directors would have resigned and the composition of the board would have been determined in accordance with the stockholders’ agreement.

The holders of Series E, Series F and Series G preferred stock were not entitled to receive any dividends unless otherwise declared by the Company’s board of directors. No dividends were declared by the Company’s board of directors related to the Series E, Series F or Series G preferred stock.

In May 2009, the Company issued 1,947,419 shares of Series E preferred stock at $10.27 per share for total proceeds of $20.0 million. The Company also repurchased and retired 2,772,783 shares of Series C preferred stock for $25.9 million using the proceeds from the sale of Series D preferred stock. The Series C preferred stock was repurchased at $9.34 per share, a premium of $7.55 per share, compared to the carrying value of $1.79 per share.

In September 2009, the Company repurchased and retired 436,090 shares of Series C preferred stock for $4.1 million, using the proceeds from the sale of Series D preferred stock. The Series C preferred stock was repurchased at $9.34 per share, a premium of $7.55 per share compared to the carrying value of $1.79 per share.

In November 2009, the Company issued 1,017,175 shares of Series F preferred stock at $12.84 per share for total proceeds of $13.1 million. The Company also repurchased and retired 2,657,049 shares of Series C preferred stock for $29.8 million using the proceeds from the sale of Series D preferred stock. The Series C preferred stock was repurchased at $11.21 per share, a premium of $9.42 per share compared to the carrying value of $1.79 per share.

In March 2011, the Company issued 1,948,052 shares of Series G preferred stock at $15.40 per share for total proceeds of $30.0 million.